Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of deferred revenue [abstract]
Disclosure of detailed information about changes in deferred revenue [Table Text Block]
Balance, January 1, 2018	$601,930
Amortization of deferred revenue
Liability drawdown	(96,038)
Variable consideration adjustment	2,655
Finance costs	64,921
Effects of changes in foreign exchange	(7,390)
Balance, December 31, 2018	$566,078
Amortization of deferred revenue
Liability drawdown	(92,398)
Variable consideration adjustment	16,295
Finance costs (note 6g)
Current year additions	63,725
Variable consideration adjustment	6,047
Effects of changes in foreign exchange	4,009
Balance, December 31, 2019	$563,756

Disclosure of detailed information about deferred revenue [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Current	$86,933	$86,256
Non-current	476,823	479,822
	$563,756	$566,078